Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	$ (15,432)	$ (28,354)
Tax at federal statutory rate, precentage	(21.00%)	(21.00%)
State, net of federal benefit	$ 12,779	$ (6,507)
State, net of federal benefit, precentage	17.40%	(4.80%)
Stock based compensation	$ 3,327	$ 967
Stock based compensation, precentage	3.80%	0.70%
Fair value adjustments	$ (7,593)	$ (3,555)
Fair value adjustments, precentage	(9.60%)	(2.40%)
Research and development credits		$ (1,121)
Research and development credits, precentage		(0.80%)
Section 382 Limitation	$ 14,583
Section 382 Limitation, precentage	19.80%
Other	$ (745)	$ 675
Other, precentage	(1.00%)	0.20%
Change in valuation allowance	$ (6,939)	$ 37,895
Change in valuation allowance, precentage	(9.40%)	28.10%
Total provision for income taxes	$ (20)
Total provision for income taxes, precentage